Exhibit 1

Report of Independent Accountants on Applying

Agreed-Upon Procedures

Barclays Capital Inc. (the "Company")

745 7th Avenue

New York, NY 10019

We (“us” or “PwC”) have performed the procedures enumerated below, which were agreed to by the Company, (as the engaging party), Barclays Commercial Mortgage Securities LLC, Barclays Capital Real Estate Inc and Goldman Sachs Mortgage Company, who are collectively referred to as the “Specified Parties”, solely to assist you in performing certain procedures related to the accuracy of certain attributes and calculations within the Final Data File (defined below). The procedures were performed with respect to the BPR 2025-ALDR Mortgage Trust, Commercial Mortgage Pass-Through Certificates, Series 2025-ALDR securitization (the “Transaction”). The Company (the “Responsible Party”) is responsible for the accuracy of the information contained in the Final Data File.

In an agreed-upon procedures engagement, we perform specific procedures that the Specified Parties have agreed to and acknowledged to be appropriate for the intended purpose of the engagement and we report on findings based on the procedures performed. The procedures performed may not address all the items of interest to a user of this report and may not meet the needs of all users of this report and, as such, users are responsible for determining whether the procedures performed are appropriate for their purposes. The Specified Parties have agreed to and acknowledged that the procedures performed are appropriate for their purposes. This report may not be suitable for any other purpose.

Procedures and Findings

In connection with the Transaction, the Specified Parties have requested that the procedures be performed on 1 mortgage loan (the “Mortgage Loan Asset”) secured by a mortgaged property (the “Mortgaged Property”) which represents the entire population of the Mortgage Loan Asset and Mortgaged Property (collectively the “Collateral”) within the Transaction.

This agreed-upon procedures engagement was not conducted for the purpose of satisfying any criteria for due diligence published by a nationally recognized statistical rating organization.

In addition, PwC should not be regarded as having in any way warranted or given any assurance as to the following items:

●	The completeness, accuracy, appropriateness, quality or integrity of any of the information provided by the Responsible Party, or any other party for the purpose of PwC performing the procedures agreed to by the Specified Parties. The procedures performed would not necessarily reveal any material misstatement of the amounts, balances, ratios, percentages or other relationships of the information included in the data provided to us;
●	The conformity of the origination of the assets to stated underwriting or credit extension guidelines, standards, criteria or other requirements;
●	The value of the Mortgaged Property securing the Mortgage Loan Asset; and
●	The compliance of the originator of the assets with federal, state, and local laws and regulations.

We have not performed any procedures with respect to the fair value of the securities being offered in the Transaction and PwC expresses no opinion on the fair value of these securities. PwC should not be regarded as having performed any procedures other than those detailed in this report.

With respect to any terms or requirements of the Transaction documents that do not appear in this

PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, NY 10017
T: (646) 471-3000, F: (813)-286-6000 www.pwc.com	1

report, we performed no procedures and, accordingly, the procedures we performed would not ensure that any requirements are satisfied. Further, we have performed only the following agreed-upon procedures and therefore make no representations regarding the adequacy of disclosures or whether any material facts have been omitted from the Transaction documents.

It should be understood that we make no representations as to:

●	The interpretation of Transaction documents included in connection with our procedures;
●	Your compliance with Rule 15Ga-2 of the Securities Exchange Act of 1934; and
●	The reasonableness of any of the assumptions provided by the Company or other Specified Parties.

These procedures should not be taken to supplant any additional inquiries or procedures that the Specified Parties would undertake in consideration of the Transaction.

For the purpose of this report:

●	The phrase “Cut-off Date” refers to the date of June 13, 2025.

●	The phrase “Final Data File” refers to the following Microsoft Excel (“Excel”) file provided by the Company, which includes certain attributes related to the Collateral. The Final Data File was provided on May 16, 2025 with certain Collateral attribute calculations adjusted for the Cut-off Date:

o	BPR 2025-ALDR - Accounting Tape_Final.xlsx (provided on May 16, 2025).
●	The phrase “Specified Attributes” refers to the fields in the Final Data File.

●	The phrase “Source Document” refers to the documents (including any applicable amendments, assumptions or exhibits thereof) provided by the Company, related to the information contained in the Final Data File.

●	The phrase “Loan File” refers to any Source Document or collection of Source Documents provided by the Company, and used by us, in performing the procedures enumerated below.

●	The term “compared” refers to the comparison of one or more Specified Attributes to Source Documents, as indicated within Exhibit A.

●	The term “recalculated” refers to a re-computation of one or more Specified Attributes using the Company provided methodology, as indicated within Exhibit B.

●	The phrase “in agreement” refers to the comparison or recalculation of one or more Specified Attributes which resulted in a match, or a difference that was within the Company provided tolerance level (if any), as indicated within Exhibit A.

Source Documents included in the Loan File:

●	The phrase “Appraisal Report” refers to a signed or draft appraisal document or exhibit or an Excel file containing information from the Appraisal Report provided the Company.
●	The phrase “Engineering Report” refers to a draft or signed property condition assessment document or exhibit.
PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, NY 10017
T: (646) 471-3000, F: (813)-286-6000 www.pwc.com	2

●	The phrase “Environmental Report” refers to a draft or signed phase I and phase II (if applicable) environmental document or exhibit.
●	The phrase “Loan Agreement” refers to a draft or signed loan agreement and any exhibits or schedules thereof.
●	The phrase “Insurance Summary” refers to a draft or final certificate of insurance and/or insurance risk analysis summarizing the coverage for each insurance category.
●	The phrase “Seismic Report” refers to a draft or final seismic assessment document or exhibit.
●	The phrase “Underwriting File” refers to the refers to the following Excel file provided by the Company, which includes rent roll information and historical and pro-forma cash flow statements prepared by the Company’s underwriting team: “Alderwood Mall Final UW_5.14_VFF (Final Insurance).xlsx”.

The procedures performed and results thereof are described below. In performing this engagement, we received one or more preliminary data file(s) and performed certain procedures as set forth in Exhibit A and Exhibit B. The procedures identified differences, which were communicated to the Responsible Party. The Responsible Party revised one or more of the preliminary data files based on such communicated differences, where they determined it to be appropriate. We then performed these procedures on the Final Data File, and the results of those procedures are described below.

From May 7, 2025 through May 16, 2025, the Company provided us with the Source Documents related to the Collateral for which we:

●	Compared certain Specified Attributes to the corresponding Source Documents as detailed in Exhibit A and found them to be in agreement (the “Compared Attributes”);
●	Recalculated certain Specified Attributes as detailed in Exhibit B and found them to be in agreement (the “Recalculated Attributes”); or
●	Assumed certain Specified Attributes were accurate as instructed by the Company, and neither compared nor recalculated the Specified Attributes (the “Company Provided Attributes”).

The recalculation methodology associated with the Recalculated Attributes is listed in Exhibit B. For each procedure where a recalculation was performed, if necessary, we compared the underlying attributes to the corresponding Source Documents and found them to be in agreement. We did not perform any procedures with respect to the Specified Attributes denoted with a Source Document of “None - Company Provided”, in Exhibit A.

This agreed-upon procedures engagement was conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants. We were not engaged to, and did not conduct an audit or an examination engagement, the objective of which would be the expression of an opinion, or a review engagement, the objective of which would be the expression of a conclusion, on the Final Data File.  Accordingly, we do not express such an opinion or conclusion.  Had we performed additional procedures, other matters might have come to our attention that would have been reported to you.

In performing this engagement, we are required to be independent of the Responsible Party and to meet our ethical responsibilities, in accordance with the relevant ethical requirements related to our agreed-upon procedures engagement.

PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, NY 10017
T: (646) 471-3000, F: (813)-286-6000 www.pwc.com	3

This report is intended solely for the information and use of the Specified Parties (including for the purpose of substantiating the Specified Parties' “due diligence defense” under the Securities Act of 1933), and is not intended to be and should not be used by anyone other than the Specified Parties.

If a party has obtained, or has access to, this report without having executed an agreement with PwC wherein such party accepts responsibility for the appropriateness of the procedures performed (such party is referred to as a “Non-Specified Party”), that Non-Specified Party cannot:

●	Rely upon this report, and any use of this report by that Non-Specified Party is its sole responsibility and at its sole and exclusive risk; and
●	Acquire any rights or claims against PwC, and PwC assumes no duties or obligations to such Non-Specified Party.

A Non-Specified Party may not disclose or distribute this report or any of the report’s contents to any other party (including but not limited to electronic distribution and/or posting to a website pursuant to Rule 17g-5 of the Securities Exchange Act of 1934).

The procedures enumerated above were performed as of the date of this report, and we disclaim any consideration of any events and circumstances occurring after the date of this report. Further, we have no obligation to update this report because of events occurring, or data or information coming to our attention, subsequent to the date of this report.

/s/ PricewaterhouseCoopers LLP

New York, NY

May 16, 2025

PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, NY 10017
T: (646) 471-3000, F: (813)-286-6000 www.pwc.com	4

Exhibits

Exhibit A – Loan File Review Procedures

Exhibit B – Recalculation Methodology

PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, NY 10017
T: (646) 471-3000, F: (813)-286-6000 www.pwc.com	5

BPR 2025-ALDR	EXHIBIT A
Loan File Review Procedures

Exhibit A – Loan File Review Procedures

#	Specified Attribute	Source Document (by order of priority)	Tolerance Levels
1	Loan #	None - Company Provided	None
2	% of Initial Pooled Balance	Recalculation	None
3	Loan/Property Flag	None - Company Provided	None
4	Property Name	None - Company Provided	None
5	Originator	Loan Agreement	None
6	Seller	None - Company Provided	None
7	Street Address	Appraisal Report	None
8	City	Appraisal Report	None
9	State	Appraisal Report	None
10	Zip Code	Appraisal Report	None
11	Number of Properties	Appraisal Report	None
12	Property Type	Appraisal Report	None
13	Property Subtype	Appraisal Report	None
14	Year Built	Appraisal Report	None
15	Year Renovated	Appraisal Report	None
16	Occupied Square Feet	Underwriting File	None
17	Vacant SF	Underwriting File	None
18	Collateral Square Fee	Underwriting File	None
19	Non-Collateral Square Feet	Underwriting File	None
20	Total Square Feet	Recalculation	None
21	Occupancy (%)	Underwriting File	None
22	Occupancy Date	Underwriting File	None
23	Mortgage Loan Original Balance ($)	Loan Agreement	None
24	Mortgage Loan Cut-off Balance ($)	Recalculation	None
25	Mortgage Loan Cut-off Balance / Square Foot ($)	Recalculation	None
26	Mortgage Loan Maturity Balance ($)	Recalculation	None
PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, NY 10017
T: (646) 471-3000, F: (813)-286-6000 www.pwc.com	6

BPR 2025-ALDR	EXHIBIT A
Loan File Review Procedures

#	Specified Attribute	Source Document (by order of priority)	Tolerance Levels
27	Mortgage Loan Interest Rate	None - Company Provided	None
28	Mortgage Loan Admin. Fee %	Fee Schedule	None
29	Net Mortgage Loan Rate %	Recalculation	None
30	Mortgage Accrual Type	Loan Agreement	None
31	Amortization Type	Loan Agreement	None
32	Note Date	None- Company Provided	None
33	First Payment Date	Loan Agreement	None
34	Original Term	Recalculation	None
35	Remaining Term	Recalculation	None
36	Original IO Term	Recalculation	None
37	Remaining IO Term	Recalculation	None
38	Maturity Date	Loan Agreement	None
39	Seasoning	Recalculation	None
40	Payment Due Date	Loan Agreement	None
41	Grace Period (Late Payment)	Loan Agreement	None
42	Grace Period (Default)	Loan Agreement	None
43	Mortgage Loan Monthly Debt Service ($)	Recalculation	None
44	Mortgage Loan Annual Debt Service ($)	Recalculation	None
45	Prepayment String	Loan Agreement	None
46	Lockout Expiration Date	Loan Agreement	None
47	Lockout Period	Recalculation	None
48	Yield Maintenance Begin Date	Loan Agreement	None
PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, NY 10017
T: (646) 471-3000, F: (813)-286-6000 www.pwc.com	7

BPR 2025-ALDR	EXHIBIT A
Loan File Review Procedures

#	Specified Attribute	Source Document (by order of priority)	Tolerance Levels
49	Yield Maintenance End Date	Loan Agreement	None
50	Yield Maintenance Period	Recalculation	None
51	Open Period Begin Date	Loan Agreement	None
52	Open Period	Recalculation	None
53	Partial Release Allowed?	Loan Agreement	None
54	Partial Release Description	Loan Agreement	None
55	As-Is Appraised Value ($)	Appraisal Report	None
56	As-Is Appraised Value ($) Per Square Foot	Recalculation	None
57	As-Is Appraisal Date	Appraisal Report	None
58	Environmental Report Date	Environmental Report	None
59	Environmental Phase II (Yes/No)	Environmental Report	None
60	Environmental Phase II Report Date	Environmental Report	None
61	Engineering Report Date	Engineering Report	None
62	Seismic Report Date	Seismic Report	None
63	Seismic Zone	Seismic Report	None
64	PML (%)	Seismic Report	None
65	Environmental Insurance	Loan Agreement	None
66	Earthquake Insurance	Loan Agreement	None
67	Blanket Insurance Policy (Y/N)	Loan Agreement	None
68	As-Is Mortgage Loan Cut-off Date LTV %	Recalculation	None
69	As-Is Mortgage Loan Maturity Date LTV %	Recalculation	None
70	2021 Revenues ($)	Underwriting File	None
71	2021 Expenses ($)	Underwriting File	None
PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, NY 10017
T: (646) 471-3000, F: (813)-286-6000 www.pwc.com	8

BPR 2025-ALDR	EXHIBIT A
Loan File Review Procedures

#	Specified Attribute	Source Document (by order of priority)	Tolerance Levels
72	2021 NOI ($)	Recalculation	None
73	2021 NCF ($)	Underwriting File	None
74	2022 Revenues ($)	Underwriting File	None
75	2022 Expenses ($)	Underwriting File	None
76	2022 NOI ($)	Recalculation	None
77	2022 NCF ($)	Underwriting File	$1.00
78	2023 Revenues ($)	Underwriting File	$1.00
79	2023 Expenses ($)	Underwriting File	$1.00
80	2023 NOI ($)	Recalculation	$1.00
81	2023 NCF ($)	Underwriting File	$1.00
82	2024 Revenues ($)	Underwriting File	$1.00
83	2024 Expenses ($)	Underwriting File	$1.00
84	2024 NOI ($)	Recalculation	$1.00
85	2024 NCF ($)	Recalculation	$1.00
86	TTM As of Date	Underwriting File	$1.00
87	TTM Revenues ($)	Underwriting File	$1.00
88	TTM Expenses ($)	Underwriting File	$1.00
89	TTM NOI ($)	Recalculation	$1.00
90	TTM NCF ($)	Underwriting File	$1.00
91	UW (in place) Revenues ($)	Underwriting File	$1.00
92	UW (in place) Total Expenses ($)	Underwriting File	$1.00
93	UW (in place) NOI ($)	Recalculation	$1.00
94	UW (in place) Replacement Reserves ($)	Underwriting File	$1.00
95	UW (in place) TI/LC ($)	Underwriting File	$1.00
96	UW (in place) NCF ($)	Recalculation	$1.00
97	Mortgage Loan UW (in place) NOI DSCR at Loan Rate	Recalculation	None
PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, NY 10017
T: (646) 471-3000, F: (813)-286-6000 www.pwc.com	9

BPR 2025-ALDR	EXHIBIT A
Loan File Review Procedures

#	Specified Attribute	Source Document (by order of priority)	Tolerance Levels
98	Mortgage Loan UW (in place) NCF DSCR at Loan Rate	Recalculation	None
99	Mortgage Loan UW (in place) NOI Debt Yield %	Recalculation	None
100	Mortgage Loan UW (in place) NCF Debt Yield %	Recalculation	None
101	Lien Position	Title Policy	None
102	Title Type	Title Policy	None
103	Upfront Capex Reserve ($)	Loan Agreement	None
104	Upfront Engin. Reserve ($)	Loan Agreement	None
105	Upfront TI/LC Reserve ($)	Loan Agreement	None
106	Upfront RE Tax Reserve ($)	Loan Agreement	None
107	Upfront Ins. Reserve ($)	Loan Agreement	None
108	Upfront Other Reserve ($)	Loan Agreement	None
109	Upfront Other Reserve Description	Loan Agreement	None
110	Monthly Capex Reserve ($)	Loan Agreement	None
111	Monthly TI/LC Reserve ($)	Loan Agreement	None
112	Monthly RE Tax Reserve ($)	Loan Agreement	None
113	Monthly Ins. Reserve ($)	Loan Agreement	None
114	Monthly Other Reserve ($)	Loan Agreement	None
115	Monthly Other Reserve Description	Loan Agreement	None
116	Cash Management Trigger	Loan Agreement	None
117	Largest Tenant	Underwriting File	None
118	Largest Tenant Unit Size	Underwriting File	None
PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, NY 10017
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BPR 2025-ALDR	EXHIBIT A
Loan File Review Procedures

#	Specified Attribute	Source Document (by order of priority)	Tolerance Levels
119	Largest Tenant Lease Expiration Date	Underwriting File	None
120	Second Largest Tenant	Underwriting File	None
121	Second Largest Tenant Unit Size	Underwriting File	None
122	Second Largest Tenant Lease Expiration Date	Underwriting File	None
123	Third Largest Tenant	Underwriting File	None
124	Third Largest Tenant Unit Size	Underwriting File	None
125	Third Largest Tenant Lease Expiration Date	Underwriting File	None
126	Fourth Largest Tenant	Underwriting File	None
127	Fourth Largest Unit Size	Underwriting File	None
128	Fourth Largest Tenant Lease Expiration Date	Underwriting File	None
129	Fifth Largest Tenant	Underwriting File	None
130	Fifth Largest Tenant Unit Size	Underwriting File	None
131	Fifth Largest Tenant Lease Expiration Date	Underwriting File	None
132	Loan Purpose	None - Company Provided	None
133	Borrower Name	Loan Agreement	None
134	Single Purpose Borrower (Y/N)	Loan Agreement	None
135	Principal / Sponsor	Loan Agreement	None
136	Carveout Guarantor	Loan Agreement	None
137	Property Manager	Loan Agreement	None
138	Lockbox (Y/N)	Loan Agreement	None
139	Lockbox Type	Loan Agreement	None
140	Cash Management	Loan Agreement	None
141	Assumption Frequency	Loan Agreement	None
PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, NY 10017
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BPR 2025-ALDR	EXHIBIT A
Loan File Review Procedures

#	Specified Attribute	Source Document (by order of priority)	Tolerance Levels
142	Assumption Fee	Loan Agreement	None
143	Future Debt Permitted (Y/N)	Loan Agreement	None
144	Future Debt Description	Loan Agreement	None

* The fields for the noted Specified Attributes were either not populated in the Final Data File or populated with the term “NAP”. As such, we were instructed by the Company to not perform any procedures on these Specified Attributes.

PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, NY 10017
T: (646) 471-3000, F: (813)-286-6000 www.pwc.com	12

BPR 2025-ALDR	EXHIBIT B
Recalculation Methodology

Exhibit B – Recalculation Methodology

#	Specified Attribute	Recalculation Methodology
2	% of Initial Pooled Balance	Quotient of (i) Mortgage Loan Cut-off Balance and (ii)Mortgage Loan Cut-off Balance.
20	Total Square Feet	Sum of (i) Collateral Square Feet and (ii)Non-Collateral Square Feet.
24	Mortgage Loan Cut-off Balance ($)	Set equal to the Mortgage Loan Cut-off Balance.
25	Mortgage Loan Cut-off Balance / Square Foot ($)	Quotient of (i) Mortgage Loan Original Balance and (ii) Total Square Feet.
26	Mortgage Loan Maturity Balance ($)	Set equal to the Mortgage Loan Original Balance.
29	Net Mortgage Loan Rate %	Sumof (i) Mortgage Loan Interest Rate and (ii) Mortgage Loan Admin. Fee
34	Original Term	Sum, in months, of (i) the difference between (a) the First Payment Date and (b) the Maturity Date, and (ii) one.
35	Remaining Term	Difference, in months, between (i) the Original Term and (ii) Seasoning
36	Original IO Term	Set equal to the Original Term.
37	Remaining IO Term	Difference, in months, between (i) the Original IO Term and (ii) Seasoning
39	Seasoning	Difference, in months, between (i) the First Payment Date and (ii) the Cut-off Date
43	Mortgage Loan Monthly Debt Service ($)	Product of (i) the Mortgage Loan Original Balance, (ii) the Mortgage Loan Interest Rate, and (iii) the Mortgage Accrual Type (30/360) .
44	Mortgage Loan Annual Debt Service ($)	Product of (i) Mortgage Loan Monthly Debt Service (rounded to 2 decimal places), and (ii) 12.
47	Lockout Period	The difference, in months between (i) the First Payment Date, and (ii) the Lockout Expiration Date.
50	Yield Maintenance Period	Difference, in months, between (i) the Yield Maintenance Begin Date, and (ii) the Yield Maintenance End Date
52	Open Period	Difference, in months, between (i) the Maturity Date, and (ii) the Open Period Begin Date
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BPR 2025-ALDR	EXHIBIT B
Recalculation Methodology

#	Specified Attribute	Recalculation Methodology
56	As-Is Appraised Value ($) Per Square Foot	Quotient of (i) the As-is Appraised Value ($) and (ii) Collateral Square Feet
68	As-Is Mortgage Loan Cut-off Date LTV %	Quotient of (i) Mortgage Loan Cut-off Balance, and (ii) the As-is Appraised Value ($)
69	As-Is Mortgage Loan Maturity Date LTV %	Quotient of (i) Mortgage Loan Maturity Balance, and (ii) the As-is Appraised Value ($)
72	2021 NOI ($)	Difference between (i) 2021 Revenues, and (ii) 2021 Expenses
76	2022 NOI ($)	Difference between (i) 2022 Revenues, and (ii) 2022 Expenses
80	2023 NOI ($)	Difference between (i) 2023 Revenues, and (ii) 2023 Expenses
84	2024 NOI ($)	Difference between (i) 2024 Revenues, and (ii) 2024 Expenses
85	TTM NOI ($)	Difference between (i) TTM Revenues, and (ii) TTM Expenses
89	UW (in place) NOI ($)	Difference between (i) UW (in place) Total Revenues , and (ii) UW (in place) Total Expenses
93	UW (in place) NCF ($)	Difference between (i) UW (in place) NOI, and (ii) the sum of (a) UW (in place) Replacement Reserves and (b) UW (in place) TI/LC .
96	Mortgage Loan UW (in place) NOI DSCR at Loan Rate	Quotient of (i) UW (in place) NOI , and (ii) Mortgage Loan Annual Debt Service
97	Mortgage Loan UW (in place) NCF DSCR at Loan Rate	Quotient of (i) UW (in place) NCF , and (ii) Mortgage Loan Annual Debt Service
98	Mortgage Loan UW (in place) NOI Debt Yield %	Quotient of (i) UW (in place) NOI , and (ii) Mortgage Loan Cut-off Balance
99	Mortgage Loan UW (in place) NCF Debt Yield %	Quotient of (i) UW (in place) NCF , and (ii) Mortgage Loan Cut-off Balance

PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, NY 10017
T: (646) 471-3000, F: (813)-286-6000 www.pwc.com	14